Document and Entity Information	Sep. 28, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001326190
Document Type	8-K
Document Period End Date	Sep. 28, 2021
Entity Registrant Name	ALTIMMUNE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32587
Entity Tax Identification Number	20-2726770
Entity Address, Address Line One	910 Clopper Road
Entity Address, Address Line Two	Suite 201S
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	240
Local Phone Number	654-1450
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ALT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false